Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest Rate Swaps [Abstract]
Derivative asset, notional amount	$ 13,843	$ 10,967
Derivative asset, fair value	583	913
Derivative liability, fair value	583	913
Collateral deposits	$ 600	$ 1,250